Defined benefit plan - Allocation of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Cash	1.10%	1.80%	0.60%
Bonds	61.00%	60.00%	61.20%
Equities	24.90%	25.50%	25.10%
Properties	10.00%	10.00%	10.00%
Other	3.00%	2.70%	3.10%
Total	100.00%	100.00%	100.00%